THE MAINSTAY GROUP OF FUNDS

MainStay Common Stock Fund	MainStay International Opportunities Fund
MainStay Cornerstone Growth Fund	MainStay S&P 500 Index Fund
MainStay Emerging Markets Equity Fund	MainStay U.S. Equity Opportunities Fund
MainStay International Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 (“Supplement”) to the Summary Prospectuses, Prospectus and
Statement of Additional Information (“SAI”), each dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

Effective January 1, 2018, the portfolio managers from Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”) who manage the day-to-day investment operations of the Funds will transition from Cornerstone Holdings to MacKay Shields LLC (“MacKay Shields”), which is also a wholly-owned, fully autonomous subsidiary of New York Life Insurance Company. The transition of the portfolio managers from Cornerstone Holdings to MacKay Shields will not impact the investment strategies or risks of the Funds.

At meetings held September 25-27, 2017, the Board of Trustees of the MainStay Group of Funds (the “Board”) approved the assumption by MacKay Shields of the subadvisory agreement between Cornerstone Holdings and New York Life Investment Management LLC (“New York Life Investments”) with respect to the Funds. As a result, under the supervision of New York Life Investments, MacKay Shields will be responsible for the management of the day-to-day investment operations of the Funds. There will be no change in the management fees paid to New York Life Investments by the Funds, or in the subadvisory fees paid by New York Life Investments with respect to each Fund. Accordingly, effective January 1, 2018, the following changes will take effect:

1.	All references to Cornerstone Holdings as the subadvisor to the Funds are hereby replaced with MacKay Shields.

2.	The Prospectus sub-section entitled “Who Manages Your Money” in the section entitled “Know With Whom You Are Investing” is amended to include the following description for MacKay Shields:

MacKay Shields LLC ("MacKay Shields") is located at 1345 Avenue of the Americas, New York, New York 10105. MacKay Shields was incorporated in 1969 as an independent investment advisory firm and was privately held until 1984 when it became a wholly-owned, fully autonomous subsidiary of New York Life. As of June 30, 2017, MacKay Shields managed approximately $96.7 billion in assets. MacKay Shields is the subadvisor to the MainStay Common Stock Fund, MainStay Cornerstone Growth Fund, MainStay Emerging Markets Equity Fund, MainStay International Equity Fund, MainStay International Opportunities Fund, MainStay S&P 500 Index Fund and MainStay U.S. Equity Opportunities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY FUNDS TRUST

MainStay Absolute Return Multi-Strategy Fund

(the “Fund”)

Supplement dated September 28, 2017 (“Supplement”) to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”), each dated August 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

Effective January 1, 2018, the portfolio managers from Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”) who manage a portion of the day-to-day investment operations of the Fund will transition from Cornerstone Holdings to MacKay Shields LLC (“MacKay Shields”) which is also a wholly-owned, fully autonomous subsidiary of New York Life Insurance Company. The transition of the portfolio managers from Cornerstone Holdings to MacKay Shields will not impact the Fund’s investment strategies or risks.

At meetings held on September 25-27, 2017, the Board of Trustees of MainStay Funds Trust (the “Board”) approved the assumption by MacKay Shields of the subadvisory agreement between Cornerstone Holdings and New York Investment Management LLC (“New York Life Investments”) with respect to the Fund. As a result, under the supervision of New York Life Investments, MacKay Shields will be responsible for the management of a greater portion of the day-to-day investment operations of the Fund than prior to January 1, 2018. There will be no change in the management fees paid to New York Life Investments by the Fund, or in the subadvisory fees paid by the New York Life Investments with respect to the Fund. Accordingly, effective January 1, 2018, all references to Cornerstone Holdings as a subadvisor to the Fund are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY FUNDS TRUST

MainStay Balanced Fund

(the “Fund”)

Supplement dated September 28, 2017 (“Supplement”) to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”), each dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

Effective January 1, 2018, the portfolio managers from Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”) who manage a portion of the day-to-day investment operations of the Fund will transition from Cornerstone Holdings to MacKay Shields LLC (“MacKay Shields”), which is also a wholly-owned, fully autonomous subsidiary of New York Life Insurance Company. The transition of the portfolio managers from Cornerstone Holdings to MacKay Shields will not impact the investment strategies or risks of the Fund.

At meetings held September 25-27, 2017, the Board of Trustees of MainStay Funds Trust (the “Board”) approved the assumption by MacKay Shields of the subadvisory agreement between Cornerstone Holdings and New York Life Investment Management LLC (“New York Life Investments”) with respect to the Fund. As a result, under the supervision of New York Life Investments, MacKay Shields will be responsible for the management of a portion of the day-to-day investment operations of the Fund. There will be no change in the management fees paid to New York Life Investments by the Fund, or in the subadvisory fees paid by New York Life Investments with respect to the Fund. Accordingly, effective January 1, 2018, all references to Cornerstone Holdings as a subadvisor to the Fund are hereby replaced with MacKay Shields.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.